UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Health Care Fund

	Shares	Value ($)

Common Stocks 99.6%
Health Care 99.6%
Biotechnology 18.7%
Alexion Pharmaceuticals, Inc.*	20,900	784,795
Amgen, Inc.*	63,800	4,333,934
Amylin Pharmaceuticals, Inc.*	27,300	1,237,509
Arena Pharmaceuticals, Inc.*	77,800	954,606
Biogen Idec, Inc.*	92,695	4,091,557
BioMarin Pharmaceutical, Inc.*	105,400	1,753,856
Celgene Corp.*	73,000	2,970,370
Gen-Probe, Inc.*	29,800	1,448,578
Genentech, Inc.*	53,800	4,439,576
Genmab AS*	35,600	1,326,807
Genzyme Corp.*	85,700	5,675,911
Gilead Sciences, Inc.*	72,300	4,583,820
Keryx Biopharmaceuticals, Inc.*	98,000	1,345,540
Medicines Co.*	86,400	1,949,184
Myogen, Inc.*	44,700	1,555,560
Nuvelo, Inc.*	71,700	1,484,907
PDL BioPharma, Inc.*	66,600	1,312,020
Vertex Pharmaceuticals, Inc.*	65,300	2,249,585

		43,498,115
Health Care Services 25.3%
Aetna, Inc.	100,900	3,760,543
Allscripts Healthcare Solutions, Inc.*	72,700	1,480,172
Cardinal Health, Inc.	43,200	2,912,544
Caremark Rx, Inc.	98,300	5,695,502
Cerner Corp.*	46,300	2,132,578
Chemed Corp.	21,000	827,610
Covance, Inc.*	22,900	1,439,723
Coventry Health Care, Inc.*	43,400	2,354,016
DaVita, Inc.*	34,600	2,019,256
Eclipsys Corp.*	55,100	942,210
Fisher Scientific International, Inc.*	49,500	3,872,385
Fresenius Medical Care AG & Co.	16,641	2,195,493
HealthExtras, Inc.*	40,100	1,232,273
Henry Schein, Inc.*	48,100	2,398,747
McKesson Corp.	57,300	2,910,840
IMS Health, Inc.	100,000	2,729,000
Medco Health Solutions, Inc.*	45,426	2,878,646
PSS World Medical, Inc.*	38,600	748,840
Psychiatric Solutions, Inc.*	38,300	1,225,983
Quality Systems, Inc.	41,200	1,652,120
UnitedHealth Group, Inc.	133,020	6,910,389
WellPoint, Inc.*	82,900	6,417,289

		58,736,159
Hospital Management 1.9%
Community Health Systems, Inc.*	112,600	4,364,376
Life Sciences Equipment 1.5%
Charles River Laboratories International, Inc.*	23,400	950,976
PerkinElmer, Inc.	76,200	1,404,366

Pharmaceutical Product Development, Inc.	29,600	1,128,352

		3,483,694
Medical Supply & Specialty 18.4%
Advanced Medical Optics, Inc.*	35,800	1,723,770
Alcon, Inc.	23,500	2,768,065
ArthroCare Corp.*	43,800	1,997,718
Baxter International, Inc.	194,700	8,640,786
Boston Scientific Corp.*	74,500	1,299,280
C.R. Bard, Inc.	48,500	3,646,230
Conor Medsystems, Inc.*	23,600	637,200
Cytyc Corp.*	66,600	1,591,074
DENTSPLY International, Inc.	73,600	2,397,888
Hologic, Inc.*	25,600	1,105,408
Hospira, Inc.*	41,400	1,516,482
Immucor, Inc.*	68,400	1,420,668
Kyphon, Inc.*	22,300	807,483
Medtronic, Inc.	63,300	2,968,770
ResMed, Inc.* (a)	31,800	1,293,624
Respironics, Inc.*	36,600	1,350,906
Sirona Dental Systems, Inc.	35,900	1,092,078
SonoSite, Inc.*	31,300	993,149
Stryker Corp.	50,600	2,430,318
Viasys Healthcare, Inc.*	45,900	1,217,268
Zimmer Holdings, Inc.*	27,000	1,836,000

		42,734,165
Pharmaceuticals 33.8%
Abbott Laboratories	97,100	4,728,770
Allergan, Inc.	15,700	1,798,592
Astellas Pharma, Inc.	87,000	3,527,578
AstraZeneca PLC	54,779	3,550,440
AVANIR Pharmaceuticals “A”* (a)	99,950	706,646
Barr Pharmaceuticals, Inc.*	29,700	1,678,050
Cardiome Pharma Corp.*	110,700	1,545,372
Eli Lilly & Co.	40,400	2,259,572
Endo Pharmaceuticals Holdings, Inc.*	39,400	1,301,382
Forest Laboratories, Inc.*	40,500	2,024,190
Johnson & Johnson	108,500	7,015,610
Merck KGaA	25,000	2,481,907
New River Pharmaceuticals, Inc.* (a)	48,700	1,270,096
Novartis AG (Registered)	130,562	7,451,745
Pfizer, Inc.	214,050	5,899,218
Roche Holding AG (Genusschein)	42,785	7,887,165
Sanofi-Aventis	35,570	3,192,213
Schering-Plough Corp.	273,300	5,725,635
Schwarz Pharma AG (a)	32,444	3,030,133
Shire PLC (ADR)	39,600	2,029,500
Stada Arzneimittel AG	28,000	1,366,372
Teva Pharmaceutical Industries Ltd. (ADR) (a)	59,700	2,075,172
Wyeth	123,800	6,029,060

		78,574,418

Total Common Stocks (Cost $167,664,019)		231,390,927
Securities Lending Collateral 3.1%
Daily Assets Fund Institutional, 5.28% (b) (c) (Cost $7,301,930)	7,301,930	7,301,930
Cash Equivalents 0.2%
Cash Management QP Trust, 5.33% (d) (Cost $394,777)	394,777	394,777

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 175,360,726)	102.9	239,087,634
Other Assets and Liabilities, Net	(2.9)	(6,684,735)

Net Assets	100.0	232,402,899

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2006 amounted to $7,051,914 which is 3.0% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006